Other Intangible Assets (Tables)	12 Months Ended
Jul. 01, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table summarizes the activity related to the carrying amount of goodwill:

Carrying Amount
(in millions)
Balance at June 27, 2014	$2,559
Goodwill recorded in connection with acquisitions	207
Balance at July 3, 2015	2,766
Goodwill recorded in connection with acquisitions	7,183
Foreign currency translation adjustment	2
Balance at July 1, 2016	$9,951

Other Intangible Assets
The following tables present intangible assets as of July 1, 2016 and July 3, 2015:

	July 1, 2016
	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in years)	(in millions)
Existing technology	3	$2,008	$632	$1,376
Trade names and trademarks	7	645	45	600
Customer relationships	6	628	157	471
Other	2	219	96	123
Leasehold interests	31	39	10	29
Total finite intangible assets		3,539	940	2,599
In-process research and development		2,435	—	2,435
Total intangible assets		$5,974	$940	$5,034

	July 3, 2015
	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in years)	(in millions)
Existing technology	5	$638	$471	$167
Customer relationships	4	152	126	26
Other	3	74	68	6
Leasehold interests	31	39	11	28
Total finite intangible assets		903	676	227
In-process research and development		105	—	105
Total intangible assets		$1,008	$676	$332